EARNINGS (LOSS) PER SHARE (Details 1) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Numerator:
Net (loss) earnings from continuing operations		$ (791,360)	$ (55,542)	$ (1,913,460)	$ 420,208
Less: preferred stock accretion		(144,916)	0	(400,616)	0
Less: preferred stock dividends		(87,907)	0	(251,508)	0
Net income (loss) attributable to shareholders		$ (1,024,183)	$ (55,542)	$ (2,565,584)	$ 420,208
Denominator (basic):
Weighted average common shares outstanding		11,756,560	9,713,956	10,920,866	7,016,373
Participating securities - Series A preferred stock		974,487	0	917,931	0
Weighted average shares outstanding		12,731,047	9,713,956	11,838,797	7,016,373
Loss per common share - basic under two-class method		$ (.08)	$ (0.01)	$ (.22)	$ 0.06
Denominator (diluted):
Weighted average common shares outstanding		11,756,560	9,713,956	10,920,866	7,123,160
Participating securities - Series A preferred stock	[1]	974,487	0	917,931	0
Weighted average shares outstanding		12,731,047	9,713,956	11,838,797	7,123,160
Loss per common share - basic under two-class method		$ (.08)	$ (0.01)	$ (.22)	$ 0.06

[1]	As these shares are participating securities that participate in earnings, but do not participate in losses based on their contractual rights and obligations, this calculation demonstrates that there is no allocation of the loss to these securities.